NOTE 12 - INCOME TAXES (Schedule of provision for income taxes) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income tax benefit at U.S. statutory rate of 21% in 2018 and 34% in 2017	$ (331,986)	$ (1,751,842)
State income taxes	(56,912)	(185,489)
Non-deductible expenses	110,165	551,235
Effect of change in federal statutory rate to 21%		490,618
Change in valuation allowance	278,733	895,478
Total provision for income tax